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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [_];  Amendment Number: ______

  This Amendment (Check only one.):  [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     J. Christopher Flowers
Address:  c/o J.C. Flowers & Co. LLC
          717 Fifth Avenue
          26th Floor
          New York, NY 10022

Form 13F File Number: 28-12953

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   J. Christopher Flowers
Phone:  (212) 404-6800

Signature, Place, and Date of Signing:

/s/ J. Christopher Flowers    New York, NY     November 15, 2010
--------------------------    --------------   -----------------
       [Signature]            [City, State]         [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  3

Form 13F Information Table Value Total:  $239,858 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  No.       Form 13F File Number        Name
                  ---       --------------------        ----
                  NONE

                          FORM 13F INFORMATION TABLE

                            J. CHRISTOPHER FLOWERS

                     FOR QUARTER ENDED SEPTEMBER 30, 2010

                                                                                                 Voting Authority
                                           Value (x Shrs or prn SH/ Put/ Investment  Other   ------------------------
Name of Issuer   Title of Class    CUSIP    $1000)      amt     PRN Call Discretion Managers     Sole     Shared None
--------------   --------------  --------- -------- ----------- --- ---- ---------- -------- ---------    ------ ----
ENSTAR
  GROUP
  LIMITED (1)         SHS        G3075P101 $109,428  1,507,269  SH          SOLE             1,213,260(2)
AFFIRMATIVE
  INS HLDGS
  INC (3)             COM        008272106 $ 27,049  7,310,662  SH          SOLE             7,310,662
ENCORE CAP
  GROUP INC (4)       COM        292554102 $103,381  5,737,032  SH          SOLE             5,737,032

(1) Mr. Flowers holds 1,221,555 shares of Enstar Group Limited ("Enstar") personally and exercises investment discretion over 285,714 shares of Enstar through (x) JCF Associates II Ltd., of which he is the sole director, and JCF Associates II-A LLC, of which he is the managing member, on behalf of J.C. Flowers II L.P., J.C. Flowers II-A L.P. and J.C. Flowers II-B L.P. and (y) FSO GP Ltd., of which he is the sole director, on behalf of Financial Service Opportunities L.P.

(2) The bye-laws of Enstar reduce the total voting power of any U.S. shareholder or direct foreign shareholder group owning 9.5% or more of its Ordinary Shares to less than 9.5% of the voting power of all of Enstar's Ordinary Shares. As a result of this provision, assuming 13,065,169 outstanding Ordinary Shares (which is the number reported as of November 4, 2010 in Enstar's Form 10-Q for the quarter ended September 30, 2010), Mr. Flowers had voting authority with respect to only 1,213,260 of the 1,507,269 Ordinary Shares over which he had investment discretion as of September 30, 2010.

(3) Mr. Flowers exercises investment discretion over this position through JCF Associates I LLC, of which he is the managing member, on behalf of J.C. Flowers I L.P.

(4) Mr. Flowers exercises investment discretion over this position through JCF Associates II-A LLC, of which he is the managing member, on behalf of JCF FPK I LP.